SUBSEQUENT EVENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Mar. 22, 2024	Feb. 29, 2024	Nov. 10, 2022
Secured debt | Term Loan Facility | Line of credit
Subsequent events:
Debt instrument, face amount			$ 520.0
Subsequent Event
Subsequent events:
Cash distribution declared (in dollars per share)		$ 0.41
Subsequent Event | Secured debt | Term Loan Facility | Line of credit
Subsequent events:
Line of credit facility, increase in limit	$ 200.0